Farmers New World Life Insurance Company
Legal Department
3120 139th Avenue SE, Suite 300
Bellevue, Washington 98005
Garrett B. Paddor
General Counsel & Corporate Secretary
Direct: 206/275-8152
May 2, 2022	Mobile: 213/321-3776
Email: garrett.paddor@farmersinsurance.com

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Farmers New World Life Insurance Company Farmers Variable Life Separate Account A Post-Effective Amendment No. 23 to Form N-6 (File No. 333-100287) Farmers® LifeAccumulator

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Variable Life Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life policy offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2022.

Sincerely yours,

/s/ Garrett B. Paddor

Garrett B. Paddor

General Counsel & Corporate Secretary

Farmers New World Life Insurance Company